Income taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Applicable tax rate	27.00%	27.00%
Net loss before income taxes	$ (39,030)	$ (26,953)
Expected tax recovery at 27.00% (2018 – 27.00%)	(10,538)	(7,277)
Non-deductible expenses (non-taxable income)	(73)	1,009
Investment tax credits earned	(3,126)	(2,439)
Foreign tax rate differences	1,304	227
Change in unrecognized deductible temporary differences	12,442	8,531
Other	11	319
Total income tax expense	$ 20	$ 370